Leases - Summary of Maturity Profile of Lease Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 4,073	$ 3,428
Total carrying amount	3,019	2,576
In one year or less or on demand
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	658	579
In more than one year but not more than two years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	538	443
In more than two years but not more than five years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	1,031	936
In more than five years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	1,846	1,470
Later than ten years [member]
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 808	$ 707